Segment Information Net Sales and Long-lived Assets by Geographical Region (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 461,238	$ 499,419	$ 498,013	$ 439,898	$ 422,584	$ 347,263	$ 288,979	$ 291,538	$ 287,082	$ 1,859,914	$ 1,214,862	$ 1,155,163
Property, plant and equipment, net	807,244	870,230				652,780				870,230	652,780
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales										619,162	380,836	357,193
Property, plant and equipment, net		286,204				209,861				286,204	209,861
MEXICO
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales										138,041	130,451	128,284
Property, plant and equipment, net		51,295				56,229				51,295	56,229
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales										71,430	60,808	57,312
Property, plant and equipment, net		4,088				5,026				4,088	5,026
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	112,389				143,621					530,440	316,400	294,120
Property, plant and equipment, net		136,993				155,383				136,993	155,383
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 47,441				$ 47,515					194,676	172,597	156,746
Property, plant and equipment, net		146,240				158,006				146,240	158,006
South America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales										306,165	153,770	$ 161,508
Property, plant and equipment, net		$ 245,410				$ 68,275				$ 245,410	$ 68,275